Incentive Stock Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Incentive Stock Plans
Summary of changes in unvested RSUs
Weighted -
Average
	Number of	Grant Date
	Shares	Fair Value
Outstanding at January 1	—	$—
Granted	623,913	32.21
Vested	—	—
Forfeited	—	—
Outstanding at September 30	623,913	32.21

	Year Ended December 31,
	2012		2011
	Number of Class B Interests	Weighted- Average Grant Date Fair Value	Number of Class B Interests	Weighted- Average Grant Date Fair Value
Outstanding at beginning of period	68,662	$15.93	82,153	$—
Granted	2,195	128.94	9,050	134.84
Vested	(20,375)	11.32	(19,046)	3.11
Forfeited	(270)	140.72	(3,495)	19.13

Outstanding at end of year	50,212	22.07	68,662	15.93